Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and employee benefits	$ 1,418	$ 999
Directors' fees	99	103
Share-based compensation	1,594	908
Remuneration of directors and the senior management team	$ 3,111	$ 2,010